Equity (Details) - USD ($)				1 Months Ended		12 Months Ended
	Oct. 19, 2023	Oct. 17, 2023	Mar. 23, 2022	Oct. 31, 2023	Oct. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Equity (Details) [Line Items]
Ordinary shares (in Shares)						1,000,000,000
Non-voting senior preferred shares (in Shares)						50,000,000
Preferred shares (in Shares)						10,000,000
Company funds raised						$ 1,560,000	$ 1,490,000	$ 560,000
Placement agent fees and other offering related expenses						1,500,000	1,440,000	540,000
Public offering issued price (in Dollars per share)									$ 9
Issue of equity						$ 1,495,000	$ 1,346,000	$ 540,000
Warrants to purchase shares (in Shares)						3,680	1,380,000	1,634,000
Warrant term, description	an extended term of five and a half years from the closing of the offering					The October 2023 warrants have a term of five and a half years and have an exercise price of USD 1.25 per ADS
Exercise price (in Dollars per share)	$ 1.25			$ 1.25
Issuance expenses						$ 761,000
Prospectus amount			$ 50,000,000
Aggregate offering price		$ 3,000,000	$ 21,000,000
Sales agreement (in Shares)						1,044,040	543,400	126,160
Average price (in Dollars per share)						$ 1.63	$ 2.65	$ 4.46
Non-controlling interests						1.53%
Private Placement [Member]
Equity (Details) [Line Items]
Company funds raised	$ 5,000,000				$ 5,000,000
Top of range [member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)						$ 0.226	$ 0.316
Ads [Member]
Equity (Details) [Line Items]
Warrants term	5 years
Ads [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Placement agent fees and other offering related expenses					4,300,000
Ads [Member] | Top of range [member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)	$ 9,000
Ads [Member] | Maximum [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)	$ 28
Warrants [member]
Equity (Details) [Line Items]
Company funds raised	$ 304,348,000				$ 304,348,000
Placement agent fees and other offering related expenses	$ 357,000
Exercise price (in Dollars per share)	$ 1.4375
Warrants [member] | Ads [Member]
Equity (Details) [Line Items]
Warrants to purchase shares (in Shares)	631,556
Public offering [Member] | Ads [Member]
Equity (Details) [Line Items]
Aggregate shares (in Shares)					2,430,000
Public offering issued price (in Dollars per share)	$ 1.15				$ 1.15
Issue of equity					$ 1,917,827
Warrants to purchase shares (in Shares)				699,495	4,347,827
Warrants fair value					$ 5,348,000